Income Taxes and Duties - Exploration and Extraction Hydrocarbons Duty Narrative (Details)	12 Months Ended
	Dec. 31, 2025 MXN ($) km²	Dec. 31, 2024 MXN ($) km²
Changes in deferred tax assets and liabilities [line items]
Tax payable for extraction phase	2,374.84
Tax payable for exploration phase	9,499.53
Payments of income tax | $	$ 6,101,878,000	$ 5,660,511,000
Tax payable for non-producing areas	1,820.72
Tax payable for non-producing areas over 60 months	4,353.94
Tax regime applicable to contracts
Changes in deferred tax assets and liabilities [line items]
Fee increases, period	60 months
Tax regime applicable to assignments
Changes in deferred tax assets and liabilities [line items]
Tax payable for extraction phase	9,499.53
Tax payable for exploration phase	2,374.84
Payments of income tax | $	$ 237,153,000	$ 226,854,000
Tax payable for non-producing areas		1,741.65